Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2025

Shares		Value
COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 3.3%
	DISTRIBUTION/WHOLESALE 2.5%
152,461	Pool Corp.(1)	$47,273,582
	ENTERTAINMENT 0.8%
167,990	Churchill Downs, Inc.	16,296,710
		63,570,292
CONSUMER STAPLES 5.2%
	RETAIL 5.2%
174,200	Casey's General Stores, Inc.	98,478,744
FINANCIALS 15.1%
	INSURANCE 9.8%
428,592	American Financial Group, Inc.	62,454,426
444,900	Brown & Brown, Inc.	41,727,171
1,066,506	W.R. Berkley Corp.	81,715,690
		185,897,287
	SOFTWARE 5.3%
176,757	MSCI, Inc.	100,293,690
		286,190,977
HEALTHCARE 15.0%
	ELECTRONICS 0.9%
14,100	Mettler-Toledo International, Inc.(2)	17,309,301
	HEALTHCARE PRODUCTS 8.1%
76,000	IDEXX Laboratories, Inc.(2)	48,555,640
311,015	STERIS PLC	76,957,552
104,616	West Pharmaceutical Services, Inc.	27,443,915
		152,957,107
	HEALTHCARE SERVICES 6.0%
53,500	Chemed Corp.	23,954,090
176,000	ICON PLC(2)	30,800,000
309,000	IQVIA Holdings, Inc.(2)	58,691,460
		113,445,550
		283,711,958
INDUSTRIALS 29.0%
	AEROSPACE/DEFENSE 6.8%
403,293	HEICO Corp.	130,191,046
	BUILDING MATERIALS 4.4%
157,000	Lennox International, Inc.	83,109,520
	COMMERCIAL SERVICES 3.4%
218,772	Cintas Corp.	44,905,141
324,655	Rollins, Inc.	19,070,234
		63,975,375
	COMPUTERS 2.8%
106,100	CACI International, Inc. Class A(1)(2)	52,920,558
	DISTRIBUTION/WHOLESALE 1.1%
50,500	Watsco, Inc.(1)	20,417,150
	ENGINEERING & CONSTRUCTION 3.6%
73,400	Comfort Systems USA, Inc.	60,568,212
109,700	Exponent, Inc.	7,621,956
		68,190,168
	ENVIRONMENTAL CONTROL 6.5%
116,000	Republic Services, Inc.	26,619,680
Shares		Value
COMMON STOCKS 99.3% (continued)
INDUSTRIALS 29.0% (continued)
	ENVIRONMENTAL CONTROL 6.5% (continued)
554,462	Waste Connections, Inc.	$97,474,420
		124,094,100
	SOFTWARE 0.4%
30,000	Broadridge Financial Solutions, Inc.	7,145,100
		550,043,017
INFORMATION TECHNOLOGY 30.0%
	COMPUTERS 3.9%
250,210	CGI, Inc.	22,301,217
193,800	Gartner, Inc.(2)	50,944,206
		73,245,423
	INTERNET 2.7%
321,700	CDW Corp.	51,240,376
	MISCELLANEOUS MANUFACTURERS 3.3%
106,500	Teledyne Technologies, Inc.(2)	62,413,260
	SEMICONDUCTORS 5.2%
108,274	Monolithic Power Systems, Inc.	99,681,375
	SOFTWARE 13.3%
149,600	Cadence Design Systems, Inc.(2)	52,548,496
36,900	Fair Isaac Corp.(2)	55,221,957
85,000	Roper Technologies, Inc.	42,388,650
196,341	Tyler Technologies, Inc.(2)	102,717,758
		252,876,861
	TELECOMMUNICATIONS 1.6%
67,000	Motorola Solutions, Inc.	30,638,430
		570,095,725
MATERIALS 1.7%
	PACKAGING & CONTAINERS 1.7%
244,300	AptarGroup, Inc.	32,653,138
TOTAL COMMON STOCKS (Cost $1,451,338,162)		1,884,743,851
SHORT-TERM INVESTMENTS 1.7%
	MONEY MARKET FUNDS 1.7%
10,892,440	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(3)	10,892,440
21,424,928	State Street Navigator Securities Lending Government Money Market Portfolio(4)	21,424,928
		32,317,368
TOTAL SHORT-TERM INVESTMENTS (Cost $32,317,368)		32,317,368
TOTAL INVESTMENTS IN SECURITIES 101.0% (Cost $1,483,655,530)		$1,917,061,219
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.0)%		(19,745,572)
NET ASSETS(5) 100.0%		$1,897,315,647

See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

(1)	A portion or all of the security was held on loan. As of September 30, 2025, the market value of the securities on loan was $21,235,887.
(2)	Non-income producing.
(3)	Rate reflects 7 day yield as of September 30, 2025.
(4)
Securities with an aggregate market value of
$21,235,887 were out on loan in exchange for
$21,424,928 of cash collateral as of September 30, 2025.
The collateral was invested in a cash collateral
reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$1,483,655,530, aggregate gross unrealized appreciation
was $508,965,704, aggregate gross unrealized
depreciation was $75,560,015 and the net unrealized
appreciation was $433,405,689.

See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.